EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 8 – EARNINGS (LOSS) PER SHARE

Basic net earnings (loss) per share is computed using the weighted average number of common shares outstanding during the period. The dilutive effect of potential common shares outstanding is included in diluted net earnings (loss) per share. The following table sets forth the computation of basic and diluted net earnings (loss) per share for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025
Net income (loss) attributable to common shareholders	$(7,876)	$20,115
Weighted average common shares outstanding – Basic and diluted	45,518,000	45,518,000
Earnings (loss) per common share – basic and diluted	$(0.00)	$0.00